Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Elements [Abstract]
Summary of Supplemental Cash Flow Information

	Year Ended December 31,
	2012	2011	2010
	(Millions)
Cash paid for interest and income taxes:
Cash paid for interest, net of amounts capitalized	$23	$17	$8
Cash paid for income taxes, net of income tax refunds	$1	$30	$1
Non-cash investing and financing activities:
Property, plant and equipment acquired with accounts payable	$47	$34	$14
Other non-cash additions of property, plant and equipment	$8	$3	$12
Acquisition related contingent consideration	$—	$—	$3
Non-cash change in parent advances	$(115)	$5	$—